Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Rebates, credits and discounts due to customers	$ 16.3	$ 13.8
Insurance	8.0	7.9
Taxes payable	8.0	9.4
Bonuses	5.3	5.5
Vacation pay	4.0	4.3
Salaries and wages	2.6	3.2
Restructuring reserves	2.3	1.4	1.6	2.2
Employee benefit plans	2.1	3.7
Professional fees	0.7	1.5
Accrued litigation	0.7	1.5
Environmental	0.5	1.0
Other	5.7	5.5
Accrued expenses and other current liabilities, total	$ 56.2	$ 58.7